SUPPLEMENT DATED MAY 2, 2011

TO PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR OPTIMA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

This supplement contains information about the Columbia Funds that are available under your Contract.

On February 15, 2011, shareholders approved the merger of the following Columbia Funds Variable Insurance Trust funds (each an “Acquired Fund”) into the corresponding acquiring fund (each, an “Acquiring Fund”) after the close of business April 29, 2011:

Acquired Fund	Acquiring Fund
Columbia Federal Securities Fund, Variable Series, Class A	RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 1
Columbia International Fund, Variable Series, Class A	Threadneedle Variable Portfolio – International Opportunity Fund, Class 1
Columbia International Fund, Variable Series, Class B	Threadneedle Variable Portfolio – International Opportunity Fund, Class 2
Columbia Large Cap Value Fund, Variable Series, Class A	RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 1
Columbia Large Cap Growth Fund, Variable Series, Class A	Seligman Variable Portfolio – Growth Fund, Class 1

Columbia Federal Securities Fund, Variable Series, Columbia Large Cap Growth Fund, Variable Series, Columbia International Fund, Variable Series and Columbia Large Cap Value Fund, Variable Series are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

Effective immediately, the names of the Acquiring Funds have been changed from:

Old Name	to	New Name
RiverSource Variable Portfolio – Short Duration U.S. Government Fund, Class 1		Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1
Threadneedle Variable Portfolio – International Opportunity Fund, Class 1		Columbia Variable Portfolio – International Opportunity Fund, Class 1
Threadneedle Variable Portfolio – International Opportunity Fund, Class 2		Columbia Variable Portfolio – International Opportunity Fund, Class 2
RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 1		Columbia Variable Portfolio – Diversified Equity Income Fund, Class 1
Seligman Variable Portfolio – Growth Fund, Class 1		Columbia Variable Portfolio – Large Cap Growth Fund, Class 1

Keyport Advisor Optima (NY) 5/2011

Also effective immediately, the names of the following Columbia Funds available under your Contract have also been changed from:

Old Name	to	New Name
Columbia Money Market Fund, Variable Series, Class A		Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Asset Allocation Fund, Variable Series, Class A		Columbia Variable Portfolio – Asset Allocation Fund, Class 1
Columbia Small Company Growth Fund, Variable Series, Class A		Columbia Variable Portfolio – Small Company Growth Fund, Class 1
Columbia High Yield Fund, Variable Series, Class A		Columbia Variable Portfolio – High Income Fund, Class 1

The following list reflects the new names of the investment options that are available under your Contract:

Columbia Variable Portfolio – Asset Allocation Fund, Class 1
Columbia Variable Portfolio – Diversified Equity Income Fund, Class 1
Columbia Variable Portfolio – High Income Fund, Class 1
Columbia Variable Portfolio – International Opportunity Fund, Class 1
Columbia Variable Portfolio – International Opportunity Fund, Class 2
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1
Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1
Columbia Variable Portfolio – Small Company Growth Fund, Class 1

Please retain this supplement with your prospectus for future reference.

Keyport Advisor Optima (NY) 5/2011